Fair Value Measurements (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

 Assets and Liabilities Reported at Fair Value on a Recurring Basis

Public and Private Placement Warrants:

Public and private placement warrants are recorded at fair value on a recurring basis. The Company obtains dealer quotes, Level 1 and Level 3 inputs, based on observable data to value these warrants.

Forward purchase option derivative:

Forward purchase option derivative are recorded at fair value on a recurring basis. The Company obtains dealer quotes, Level 3 inputs, based on observable data to value these warrants.

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on September 30, 2022:

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)

Description
Liabilities:
Public warrants	$704,375	$704,375	-
Private placement warrants	$32,682	-	$32,682
Assets:
Forward purchase option derivative	$1,085,839	-	$1,085,839

Schedule of Level 3 Fair Value Measurement Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the warrants as of their measurement dates:

September 30, 2022
Exercise price	11.50
Share Price	6.99
Expected term (years)	4.99
Probability of Acquisition	100.0%
Volatility	11.3%
Risk-free rate	4.06%
Dividend yield (per share)	0.00%

Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Marketable securities held in Trust Account	$117,321,508	$—	$—

Warrant Liabilities:
Public Warrants	$2,701,925	$—	$—
Private Placement Warrants	$—	$—	$124,951

Schedule of Level 3 Fair Value Measurement Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	June 28, 2021	December 31, 2021
	(Public and Private Warrant)	(Private Warrant)
Exercise price	$11.50	$11.50
Share price	$10.00	$10.07
Expected term (years)	5.86	5.28
Probability of Acquisition	90.0%	90.0%
Volatility	14.7%	8.3%
Risk-free rate	1.04%	1.28%
Dividend yield (per share)	0.00%	0.00%

Schedule of Derivative Warrant Liabilities

The change in the fair value of the derivative warrant liabilities for the period from June 28, 2021 (Initial Public Offering) through December 31, 2021 is summarized as follows:

	Private Placement	Public Warrant	Warrant Liability
Fair value as of June 28, 2021 (Initial Public Offering)	$224,474	$4,807,000	$5,031,474
Change in valuation inputs or other assumptions (1)(2)	(99,523)	(2,105,075)	(2,204,598)
Fair value as of December 31, 2021	$124,951	2,701,925	2,826,876

(1)	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.
(2)	Changes are due to the use of quoted prices in an active market (Level 1) and the use of unobservable inputs based on assessment of the assumptions (Level 3) for Public Warrants (after becoming actively traded) and Private Placement Warrants, respectively.